GOODWILL	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL	GOODWILL
Following the Company's acquisitions in 2022 and 2021, as described in Note 1b, the changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2022 and 2021 are as follows:

	Year ended December 31, 2022
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2022	$1,257,149	$349,607	$1,606,756
Acquisitions (*)	27,763		27,763
Functional currency translation adjustments	(15,302)	(2,099)	(17,401)
As of December 31, 2022	$1,269,610	$347,508	$1,617,118
(*)Including adjustment of $(276) resulting from finalization of purchase price allocations with respect to 2021.

	Year ended December 31, 2021
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2021	$1,153,023	$350,229	$1,503,252
Acquisitions	108,183	(427)	107,756
Functional currency translation adjustments	(4,057)	(195)	(4,252)
As of December 31, 2021	$1,257,149	$349,607	$1,606,756